DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [abstract]
DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE AND DISCONTINUED OPERATIONS	DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE AND DISCONTINUED OPERATIONS
In October 2021, the Company and NGM completed an exchange agreement whereby the Company acquired the Lone Tree and Buffalo Mountain properties in exchange for the Company’s 40% interest in the South Arturo property. As a result, assets and liabilities allocable to the South Arturo assets were classified as a disposal group held for sale. Revenue and expenses, gains and losses relating to the discontinuation of South Arturo have been eliminated from profit or loss from the Company’s continuing operations and are shown as a single line item in the statement of profit or loss in the comparative period.

Operating profit of the South Arturo asset classified as held for sale in the comparative period is summarized as follows:

Year ended December 31, 2021
Revenue	$31,991
Cost of sales	(17,207)
Depletion, depreciation and amortization	(1,691)
Mine operating income from discontinued operations	13,093

Expenses
Exploration, evaluation and pre-development	1,034
General and administrative	175
Income from discontinued operations before the following	11,884

Environmental rehabilitation accretion	(44)
Other	16
Other expense	(28)

Income from discontinued operations before income taxes	11,856
Current tax expense	(253)
Income from discontinued operations for the period	$11,603

The carrying amounts of assets and liabilities in this disposal group are summarized as follows:

October 14, 2021
ASSETS
Current assets
Cash and cash equivalents	$3,361
Inventory	3,184
Total current assets	6,545
Non-current assets
Restricted cash and cash equivalents	5,483
Long-term inventory	3,125
Property, plant and equipment	35,710
Total non-current assets	44,318
Total assets	$50,863

LIABILITIES
Current liabilities
Accounts payable	$3,539
Accrued liabilities	26
Taxes payable	111
Current provision for environmental rehabilitation	4
Total current liabilities	3,680
Non-current liabilities
Deferred taxes	897
Provision for environmental rehabilitation	3,467
Total non-current liabilities	4,364
Total liabilities	$8,044